Goldman Sachs Multi-Strategy Alternatives Fund Expense Example - Class A C Inst Inv R6 Shares [Member] - Goldman Sachs Multi-Strategy Alternatives Fund	Oct. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 665
Expense Example, with Redemption, 3 Years	1,152
Expense Example, with Redemption, 5 Years	1,664
Expense Example, with Redemption, 10 Years	3,066
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	297
Expense Example, with Redemption, 3 Years	862
Expense Example, with Redemption, 5 Years	1,552
Expense Example, with Redemption, 10 Years	3,391
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	532
Expense Example, with Redemption, 5 Years	1,000
Expense Example, with Redemption, 10 Years	2,296
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	560
Expense Example, with Redemption, 5 Years	1,052
Expense Example, with Redemption, 10 Years	2,406
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	529
Expense Example, with Redemption, 5 Years	995
Expense Example, with Redemption, 10 Years	$ 2,286